PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6:-PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2021	2020
	Unaudited	Audited
Cost:
Factory building	$1,722	$1,722
Machinery and equipment *)	19,778	16,603
Office furniture and equipment	1,393	1,098
Leasehold improvements	3,590	2,959

	26,483	22,382
Accumulated depreciation:
Factory building	1,722	(*)1,722
Machinery and equipment	7,547	6,170
Office furniture and equipment	288	236
Leasehold improvements	453	(*)286

	10,010	8,414

Property, plant and equipment, net	$16,473	$13,968

*)	As of June 30, 2021 and December 31, 2020, $488 and $423 relate to construction-in- progress of production infrastructure, respectively.

(*)	Reclassified